Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	21
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,079,636.69

Principal:
Principal Collections	$15,950,981.42
Prepayments in Full	$9,095,148.42
Liquidation Proceeds	$400,788.47
Recoveries	$74,965.27
Sub Total	$25,521,883.58
Collections	$27,601,520.27

Purchase Amounts:
Purchase Amounts Related to Principal	$104,845.98
Purchase Amounts Related to Interest	$643.33
Sub Total	$105,489.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,707,009.58

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	21
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,707,009.58
Servicing Fee	$472,987.30	$472,987.30	$0.00	$0.00	$27,234,022.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,234,022.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,234,022.28
Interest - Class A-3 Notes	$162,526.57	$162,526.57	$0.00	$0.00	$27,071,495.71
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$26,997,820.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,997,820.04
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$26,961,319.54
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,961,319.54
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$26,932,378.54
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,932,378.54
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$26,892,475.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,892,475.04
Regular Principal Payment	$24,729,133.63	$24,729,133.63	$0.00	$0.00	$2,163,341.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,163,341.41
Residual Released to Depositor	$0.00	$2,163,341.41	$0.00	$0.00	$0.00
Total		$27,707,009.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,729,133.63
Total					$24,729,133.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,729,133.63	$60.85	$162,526.57	$0.40	$24,891,660.20	$61.25
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$24,729,133.63	$18.43	$341,547.24	$0.25	$25,070,680.87	$18.68

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	21

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$342,161,200.66	0.8419321	$317,432,067.03	0.7810828
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$550,571,200.66	0.4103198	$525,842,067.03	0.3918901

Pool Information
Weighted Average APR	4.279%	4.279%
Weighted Average Remaining Term	38.55	37.71
Number of Receivables Outstanding	34,812	34,048
Pool Balance	$567,584,761.04	$541,628,630.96
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$552,319,263.32	$527,200,787.73
Pool Factor	0.4194570	0.4002749

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$8,124,429.46
Yield Supplement Overcollateralization Amount	$14,427,843.23
Targeted Overcollateralization Amount	$15,786,563.93
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$15,786,563.93

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	January 2015
Payment Date	2/17/2015
Transaction Month	21

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$404,365.79
(Recoveries)		73	$74,965.27
Net Losses for Current Collection Period			$329,400.52
Cumulative Net Losses Last Collection Period			$4,492,274.30
Cumulative Net Losses for all Collection Periods			$4,821,674.82

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.70%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.64%	461	$8,890,026.61
61-90 Days Delinquent	0.14%	36	$744,953.31
91-120 Days Delinquent	0.04%	11	$224,835.69
Over 120 Days Delinquent	0.15%	39	$814,735.10
Total Delinquent Receivables	1.97%	547	$10,674,550.71

Repossession Inventory:
Repossessed in the Current Collection Period		23	$360,921.73
Total Repossessed Inventory		37	$663,582.86

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3972%
Preceding Collection Period			0.7969%
Current Collection Period			0.7136%
Three Month Average			0.6359%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2942%
Preceding Collection Period			0.3074%
Current Collection Period			0.2526%
Three Month Average			0.2847%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer